Share-based payments	12 Months Ended
Sep. 30, 2022
Share-based payments
Share-based payments

OTHER

Note 32. Share-based payments

Accounting policy

The Group enters into various share-based payment arrangements with its employees as a component of overall compensation for services provided. Share-based payment arrangements comprise rights to receive shares for free (share rights) and restricted shares (issued at no cost). Share-based payment arrangements typically require a specified period of continuing employment (the service period or vesting period) and may include performance targets (vesting conditions). Specific details of each arrangement are provided below.

Share-based payments must be classified as either cash-settled or equity-settled arrangements. The Group’s significant arrangements are equity-settled, as the Group is not obliged to settle in cash.
Share rights

Share rights are equity-settled arrangements. The fair value is measured at grant date and is recognised as an expense over the service period, with a corresponding increase in the share-based payment reserve in equity.

The fair values of share rights are estimated at grant date using a binomial/Monte Carlo simulation pricing model which incorporates the vesting and market-related performance targets of the grants. The fair value of share rights excludes non-market vesting conditions such as employees’ continuing employment by the Group. The non-market vesting conditions are instead incorporated in estimating the number of share rights that are expected to vest and are therefore recognised as an expense. At each reporting date the non-market vesting assumptions are revised and the expense recognised each year takes into account the most recent estimates. The market-related assumptions are not revised each year as the fair value is not re-estimated after the grant date.

Restricted share plan (RSP)

The RSP is accounted for as an equity-settled arrangement. The fair value of shares allocated to employees for nil consideration is recognised as an expense over the vesting period with a corresponding increase in the share-based payments reserve in equity. The fair value of ordinary shares issued to satisfy the obligation to employees is measured at grant date and is recognised as a separate component of equity.

Employee share plan (ESP)

The value of shares expected to be allocated to employees for nil consideration is recognised as an expense over the financial year and provided for as other employee benefits. The fair value of any ordinary shares issued to satisfy the obligation to employees is recognised in equity. Alternatively, shares may be purchased on-market to satisfy the obligation to employees.

Scheme name	Westpac Long Term Variable Reward Plan (LTVR)	Westpac Performance Plan (WPP)	Restricted Share Plan (RSP)	Employee Share Plan (ESP)
Type of share-based payment	Share rights (allocated at no cost).	Share rights (allocated at no cost).	Westpac ordinary shares (allocated at no cost).	Westpac ordinary shares (allocated at no cost) of up to $1,000 per employee per year.
How it is used	Aligns executive remuneration and accountability with shareholder interests over the long term.	Primarily used for mandatory deferral of a portion of short-term variable reward for New Zealand employees and key employees based outside Australia.	Primarily used to reward key employees and for mandatory deferral of a portion of short-term variable reward for Australian employees and some other offshore jurisdictions.	To reward eligible Australian employees (unless they have already been provided instruments under another scheme for the previous year).
Exercise price	Nil	Nil	n/a	n/a
Performance hurdles	Awards from 2020 onwards: relative Total Shareholder Return (TSR) over a four-year performance period.	None	None	None

For the 2019 awards: TSR over a four-year performance period and average cash Return on Equity (cash ROE) over a three-year performance period plus one-year holding lock, each applying to half of the award.

Note 32. Share-based payments (continued)

Scheme name	Westpac Long Term Variable Reward Plan (LTVR)	Westpac Performance Plan (WPP)	Restricted Share Plan (RSP)	Employee Share Plan (ESP)
Service conditions	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the restriction period or as determined by the Board.	Shares must normally remain within the ESP for three years from granting unless the employee leaves Westpac.
Vesting period (period over which expenses are recognised)	4 years[1]	Defined period set out at time of grant[1].	Defined period set out at time of grant.	1 year
Treatment at end of term	Automatically exercised at the end of the term.	Automatically exercised at the end of the term.	Vested shares are released from the RSP at the end of the vesting period.	Shares are released at the end of the restriction period or when the employee leaves Westpac.
Does the employee receive dividends and voting rights during the vesting period?	No	No	Yes	Yes

1.Vested share rights granted after July 2015 may be exercised up to a maximum of 15 years from their commencement date.

Each share-based payment scheme is quantified below.

(i)    Westpac Long-Term Variable Reward Plan (LTVR)

	Outstanding					Outstanding
	as at beginning	Granted during	Exercised	Lapsed during	Outstanding as at	and exercisable
	of year	the year	during the year	the year	end of year	as at end of year
2022
Share rights	3,659,830	958,012	2,148	838,515	3,777,179	-
Weighted average remaining contractual life	12.7 years				12.7 years

2021
Share rights	3,066,326	1,383,986	1,571	788,911	3,659,830	2,148

The weighted average fair value at grant date of LTVR share rights issued during the year was $5.98 (2021: $6.56).

(ii)    Westpac Performance Plan (WPP)

	Outstanding					Outstanding
	as at beginning	Granted during	Exercised	Lapsed during	Outstanding as at	and exercisable
	of year	the year	during the year	the year	end of year	as at end of year
2022
Share rights
One-year vesting period	120,141	81,982	71,153	22,839	108,131	36,684
Two-year vesting period	201,770	84,763	102,873	30,510	153,150	48,893
Three-year vesting period	56,320	10,207	16,917	4,360	45,250	8,791
Four-year vesting period	488,340	87,842	42,495	51,424	482,263	10,916
Total share rights	866,571	264,794	233,438	109,133	788,794	105,284
Weighted average remaining contractual life	12.6 years				12.2 years

2021
Share rights	957,135	241,520	240,197	91,887	866,571	171,561

The weighted average fair value at grant date of WPP share rights issued during the year was $19.12 (2021: $18.27).

Note 32. Share-based payments (continued)

(iii)  Restricted Share Plan (RSP)

	Outstanding				Outstanding
	as at beginning	Granted during		Forfeited	as at end
Allocation date	of year	the year	Released	during the year	of year
2022	4,315,075	2,515,846	1,588,240	206,335	5,036,346
2021	4,389,161	2,165,046	2,012,519	226,613	4,315,075

The weighted average fair value at grant date of RSP shares issued during the year was $21.27 (2021: $20.63).

(iv)Employee Share Plan (ESP)

			Average
			number
			of shares	Total number
	Allocation	Number of	allocated per	of shares	Market	Total
	date	participants	participant	allocated	price per share[1]	fair value
2022	19 November 2021	28,093	44	1,236,092	$22.59	$27,923,318
2021	20 November 2020	27,078	52	1,408,056	$19.20	$27,034,675

1. The market price per share for the allocation is based on the five day volume-weighted average price up to the grant date.

The 2021 ESP award was satisfied through the purchase of shares on-market.

The liability accrued for the ESP at 30 September 2022 was $28 million (2021: $28 million) and was provided for as other employee benefits.

(v)   Other plans

Westpac also provides plans for small, specialised parts of the Group. The benefits under these plans are directly linked to growth and performance of the relevant part of the business. The plans, individually and in aggregate, are not material to the Group in terms of expenses and dilution of earnings.

The names of all persons who hold share options and/or rights currently on issue are entered in Westpac’s register of option holders which may be inspected at Link Market Services, Level 12, 680 George Street, Sydney, New South Wales.

(vi)  Fair value assumptions

The fair values of share rights have been independently calculated at their respective grant dates.

The fair value of share rights with performance targets based on relative TSR takes into account the average TSR outcome determined using a Monte Carlo simulation pricing model.

The fair values of share rights without TSR based performance targets (i.e. share rights with cash ROE performance targets and unhurdled share rights) have been determined with reference to the share price at grant date and a discount rate reflecting the expected dividend yield over their vesting periods.

Other significant assumptions include:

●	risk-free rates of return, applied to TSR-hurdled grants, range from 1.7% to 2.6%;
●	a dividend yield on Westpac shares of 5.0%, applied to TSR and ROE-hurdled grants;
●	volatility in Westpac’s TSR of 25%, applied to TSR-hurdled grants; and
●	volatilities of, and correlation factors between, TSR of the comparator group and Westpac for TSR-hurdled grants.